Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments (Details) [Line Items]
Interest rate	11.50%	11.50%
Cash and cash equivalents amount (in Dollars)	$ 3,522
Israel [Member]
Financial Instruments (Details) [Line Items]
Interest rate	1.50%
Israel [Member] | Top of range [Member]
Financial Instruments (Details) [Line Items]
Interest rate	0.70%
Israel [Member] | Top of range [member]
Financial Instruments (Details) [Line Items]
Interest rate	4.85%